Related Party Transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gravity EU SAS
Related Party Transactions
Sales to related parties			₩ 237
Share Holder and Equity Investee
Related Party Transactions
Sales to related parties	₩ 10,667	₩ 9,454	11,441
Purchases from related parties	39	226	599
Amounts due from related parties	1,116	1,261	1,365
Amounts due to related parties	₩ 3,025	₩ 4,712	₩ 5,111